Income Taxes (Income before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Pretax income in The Netherlands	$ 27,222	$ 30,232	$ 55,431
Pretax income from foreign operations	117,931	65,980	117,690
Income before provision for income taxes	$ 145,153	$ 96,212	$ 173,121